Related Party Transactions (Summary Of Related Party Outstanding Balances) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Miscellaneous	$ 78,883,000	$ 91,924,000
Accounts receivable converted from US dollars to Venezuelan Bolivares		13,700,000
Foreign currency Loss on related party receivables	13,300,000
Axis Business [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable	0	2,754,000
Other receivables	1,796,000	16,773,000
Miscellaneous	14,901,000	9,664,000
Accounts payable	$ 7,742,000	$ 17,694,000